Basis of Presentation and General Information (Table) (Detail)	Jun. 30, 2012	Jun. 30, 2011
Concentration Risk [Line Items]
Concentration Risk Percentage	83.00%	77.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration Risk Percentage	33.00%	35.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration Risk Percentage	23.00%	16.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.00%	16.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%